Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 73,595	$ 68,025
Less: Accumulated depreciation and amortization	(51,138)	(45,040)
Property and equipment, net	22,457	22,985
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	29,081	24,533
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,142	3,557
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,430	3,491
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	33,549	32,474
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,393	$ 3,970